Commitments and Contingencies (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Litigation And Other Professional Fees	$ (2,150,000)	$ 143,484,000	$ 3,512,000	$ 22,619,000	$ 11,148,000	$ 4,931,000	$ 26,093,000	$ 7,203,000	$ 167,465,000	$ 49,375,000	$ 55,031,000
DEA Settlement [Member]
Loss Contingencies [Line Items]
Payments for Legal Settlements									50,000,000
Mainville Settlement [Member]
Loss Contingencies [Line Items]
Payments for Legal Settlements									$ 100,000,000